NOTES PAYABLE (Details Narrative) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended
	Jan. 18, 2013	Apr. 02, 2012	Dec. 31, 2012	Oct. 25, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 21, 2013	Jun. 11, 2012 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2011 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2013 GeminiMaster Fund - Convertible Promissory Note	Mar. 31, 2013 GeminiMaster Fund - Convertible Promissory Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note II	Jun. 30, 2013 Secured Notes	Mar. 31, 2013 Secured Notes	Apr. 05, 2013 Convertible Payable Notes	Dec. 31, 2012 Convertible Payable Notes	Mar. 31, 2013 Convertible Payable Notes	Jun. 30, 2013 Convertible Payable Notes	Nov. 30, 2010 Notes Payable	Jun. 30, 2013 Notes Payable	Mar. 31, 2013 Notes Payable	May 01, 2011 Notes Payable II	Mar. 31, 2013 Notes Payable II	Jun. 30, 2013 Notes Payable II	Mar. 31, 2012 Notes Payable II	Jun. 30, 2013 Notes Payable - Related Party	Mar. 31, 2013 Notes Payable - Related Party
Debt face amount	$ 500,000	$ 1,000,000	$ 1,000,000	$ 588,000						$ 500,000		$ 1,500,000	$ 500,000	$ 6,502,158	$ 600,000	$ 1,000,000	$ 613,271	$ 539,395	$ 500,000	$ 575,000			$ 600,000		$ 132,741	$ 777,902		$ 132,741	$ 147,866
Issuance date										Jun. 11, 2012					Dec. 31, 2012	Apr. 02, 2012				Apr. 05, 2013	Dec. 31, 2012	Jun. 11, 2012		Nov. 30, 2010			May 01, 2011	Nov. 30, 2010
Shares issued with debt										500,000				13,004,316				844,444			600,000
Gross proceeds from issuance of debt										500,000				5,300,000				6,502,158		575,000	600,000
Interest rate, stated												10.00%	10.00%		10.00%	10.00%		0.00%	10.00%	12.00%		10.00%	10.00%			3.00%			12.00%		10.00%
Debt conversion price												$ 0.20	$ 0.55	$ 0.50	$ 0.55	$ 0.25		$ 0.1370	$ 0.55	$ 0.50		$ 0.55	$ 0.55
Market value of common stock issued, per share																							$ 0.71
Market value of common stock issued							1,592,000													644,000	426,000
Debt issuance costs recognized as debt discount, unamortized amount												600,000		286,349	286,582			152,000		67,000		0	145,615
Amortization of debt issuance costs					145,260	125,565	1,305,418					0			139,418						140,967
Benefical conversion feature												2,200,000			174,545						174,545	172,727
Effective annual interest rate												210.40%			107.00%	46.10%		199.60%	22.50%			111.50%	107.00%					5.25%
Interest payable													51,944							173,000			58,182
Number of shares issued upon conversion of debt	913,384	1,000,000	4,293,370	176,000						500,000	2,500,000					4,293,370				208,000		913,384
Debt instrument, carrying value														3,564,483	482,997				500,000				541,179		25,074	205,000		22,441	72,609	75,242
Warrants					15,688,668		1,800,505	2,473,245															375,000
Warrant exercise price									0.20					0.715
Warrant value outstanding																							67,500
Variable interest rate, description																								Prime rate plus 2%				prime plus 2%
Variable interest rate, basis spread																								5.25%				2.00%
Monthly payment required																								10,000			10,000	10,000
Final payment amount																													7,866
Interest payable to related parties																															74,680	72,655
Percentage of closing price														110.00%				250.00%
Warrant Down-round Protection Derivative, at fair value					616,688													2,398,280
Anti-dilution reset feature																		$ 0.0706
Notes Payable to Related Parties					$ 72,979		$ 97,122	$ 105,632																							$ 72,979	$ 97,122